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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2012

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.4%
Albemarle Corp.	6,500	$342,420
Ashland, Inc.	5,700	408,120
Carpenter Technology Corp.	5,200	272,064
Compass Minerals	2,400	179,016
Domtar Corp.	1,000	78,290
Intrepid Potash, Inc.*	4,000	85,920
NewMarket Corp.	800	197,184
Olin Corp.	6,100	132,553
Reliance Steel & Aluminum	5,500	287,925
Royal Gold, Inc.	2,400	239,592
RPM International, Inc.	9,600	273,984
Valspar Corp.	6,800	381,480

COMMUNICATIONS - 4.7%
AMC Networks, Inc.*	2,200	95,744
Equinix, Inc.*	2,700	556,335
F5 Networks, Inc.*	4,250	444,720
FactSet Research Systems, Inc.	5,200	501,384
John Wiley & Sons, Inc.	3,500	160,825
NetEase, Inc. - ADR*	6,000	336,840
NeuStar, Inc.*	7,100	284,213
Plantronics, Inc.	3,300	116,589
Polycom, Inc.*	13,000	128,050
Rackspace Hosting, Inc.*	7,800	515,502
Scholastic Corp.	2,900	92,162
TIBCO Software, Inc.*	12,100	365,723
tw telecom, inc.*	11,000	286,990
ValueClick, Inc.*	5,500	94,380

CONSUMER, CYCLICAL - 14.8%
Advance Auto Parts, Inc.	5,400	369,576
Alaska Air Group, Inc.*	5,300	185,818
American Eagle Outfitters	14,300	301,444
Arrow Electronics, Inc.*	8,400	283,164
Ascena Retail Group, Inc.*	10,000	214,500
Bally Technologies, Inc.*	3,200	158,048
Bed Bath & Beyond, Inc.*	10,000	630,000
Brinker International, Inc.	5,700	201,210
Carter's, Inc.*	2,200	118,448
Cheesecake Factory, Inc.	4,000	143,000
Chico's FAS, Inc.	12,600	228,186
Chipotle Mexican Grill, Inc.*	670	212,752
Cinemark Holdings, Inc.	9,900	222,057
Coinstar, Inc.*	5,800	260,884
Copart, Inc.*	7,800	216,255
Dick's Sporting Goods, Inc.	5,300	274,805
Dollar Tree, Inc.*	5,300	255,937
Ezcorp, Inc.*	10,000	229,300
Fastenal Co.	7,800	335,322
First Cash Financial Services*	8,100	372,681
Foot Locker, Inc.	11,100	394,050
Guess? Inc.	4,900	124,558

Hanesbrands, Inc.*	7,300	232,724
Herman Miller, Inc.	4,400	85,536
HSN, Inc.	5,300	259,965
Life Time Fitness, Inc.*	3,100	141,794
LKQ Corp.*	17,400	321,465
Mohawk Industries, Inc.*	4,200	336,084
MSC Industrial Direct Co., Inc.	4,600	310,316
NVR, Inc.*	400	337,800
Panera Bread Co.*	2,200	375,958
PetSmart, Inc.	6,700	462,166
Polaris Industries, Inc.	4,000	323,480
PVH Corp.	5,300	496,716
Tempur-Pedic International*	4,400	131,516
Thor Industries, Inc.	3,400	123,488
Toll Brothers, Inc.*	4,300	142,889
Tractor Supply Co.	9,800	969,122
TRW Automotive Holdings*	11,700	511,407
Under Armour, Inc.*	5,400	301,482
Williams-Sonoma, Inc.	7,500	329,775
World Fuel Services Corp.	16,500	587,565

CONSUMER, NON-CYCLICAL - 21.4%
Aaron's, Inc.	8,600	239,166
Alliance Data Systems Corp.*	4,300	610,385
AMERIGROUP Corp.*	3,600	329,148
Catamaran Corp.*	3,501	342,993
Charles River Laboratories*	5,900	233,640
Church & Dwight Co., Inc.	16,600	896,234
Community Health Systems*	8,400	244,776
Cooper Cos., Inc.	3,600	340,056
Corporate Executive Board	2,500	134,075
Corrections Corp.	7,600	254,220
Covance, Inc.*	4,300	200,767
Edwards Lifesciences Corp.*	5,700	612,009
Endo Health Solutions, Inc.*	35,400	1,122,888
Flowers Foods, Inc.	8,600	173,548
Gartner, Inc.*	8,500	391,765
Global Payments, Inc.	5,900	246,797
Green Mountain Coffee*	10,000	237,402
Health Management Assoc.*	24,700	207,233
Henry Schein, Inc.*	6,700	530,774
Herbalife Ltd	10,000	474,000
Hill-Rom Holdings, Inc.	4,800	139,488
Hillshire Brands Co.	5,400	144,612
HMS Holdings Corp.*	3,800	126,882
Hologic, Inc.*	19,900	402,378
IDEXX Laboratories, Inc.*	3,200	317,920
Ingredion, Inc.	14,100	777,756
ITT Educational Services, Inc.*	1,500	48,345
JM Smucker Co.	2,700	233,091
Masimo Corp.*	4,300	103,974
Matthews International	2,200	65,604
MEDNAX, Inc.*	2,400	178,680
Mylan, Inc.*	29,000	706,779
Omnicare, Inc.	8,500	288,745
Perrigo Co.	4,400	511,148
Ralcorp Holdings, Inc.*	2,300	167,900
Regeneron Pharmaceuticals*	4,000	610,640
Rent-A-Center, Inc.	6,700	234,768
ResMed, Inc.	8,100	327,807
Rollins, Inc.	5,100	119,289

Scotts Miracle-Gro Co.	3,400	147,798
SEI Investments Co.	14,800	317,312
Service Corp International	15,900	214,014
Smithfield Foods, Inc.*	11,200	220,080
Strayer Education, Inc.*	900	57,915
Techne Corp.	1,600	115,104
Thoratec Corp.*	4,400	152,240
Towers Watson & Co.	2,200	116,710
Tupperware Brands Corp.	12,100	648,439
United Rentals, Inc.*	8,800	287,848
United Therapeutics Corp.*	4,000	223,520
Universal Corp.	1,700	86,564
Universal Health Services	10,400	475,592
Valassis Communications*	4,200	103,698
Vertex Pharmaceuticals, Inc.*	11,500	642,735
Western Union Co.	26,400	481,008
WEX, Inc.*	6,300	439,236

ENERGY - 5.7%
Atwood Oceanics, Inc.*	4,200	190,890
Cimarex Energy Co.	6,400	374,720
Dresser-Rand Group, Inc.*	5,500	303,105
Dril-Quip, Inc.*	2,600	186,888
Energen Corp.	5,400	283,014
Helmerich & Payne, Inc.	10,600	504,666
HollyFrontier Corp.	15,100	623,177
Northern Oil and Gas, Inc.*	5,000	84,950
Oceaneering International	9,500	524,875
Oil States International, Inc.*	9,300	738,978
Plains Exploration*	9,400	352,218
SM Energy Co.	4,700	254,317
Superior Energy Services, Inc.*	11,800	242,136
Unit Corp.*	4,300	178,450

FINANCIAL - 15.7%
Affiliated Managers Group*	3,800	467,400
Alexandria Real Estate	4,500	330,840
American Campus	6,700	293,996
American Financial Group	5,500	208,450
Arthur J Gallagher & Co.	12,400	444,168
Associated Banc-Corp.	12,700	167,132
BancorpSouth, Inc.	6,000	88,440
BRE Properties, Inc.	5,600	262,584
Brown & Brown, Inc.	8,700	226,809
Camden Property Trust	6,000	386,940
CBOE Holdings, Inc.	6,400	188,160
City National Corp.	3,400	175,134
Commerce Bancshares, Inc.	5,800	233,914
Cullen/Frost Bankers, Inc.	4,500	258,435
Duke Realty Corp.	19,500	286,650
East West Bancorp, Inc.	10,900	230,208
Eaton Vance Corp.	8,800	254,848
Essex Property Trust, Inc.	2,600	385,424
Everest Re Group Ltd	3,900	417,144
Federal Realty Investment	4,700	494,910
Fidelity National Financial	16,700	357,213
First American Financial	8,000	173,360
First Niagara Financial Group.	25,800	208,206
Fulton Financial Corp.	15,100	148,735
Hancock Holding Co.	6,200	192,076
HCC Insurance Holdings, Inc.	7,600	257,564

Jones Lang LaSalle, Inc.	5,000	381,750
Liberty Property Trust	8,600	311,664
Macerich Co.	9,700	555,131
New York Comm. Bancorp*	32,100	454,536
Prosperity Bancshares, Inc.	3,300	140,646
Raymond James Financial	8,200	300,530
Rayonier, Inc.	8,900	436,189
Realty Income Corp.	9,800	400,722
Reinsurance Group of America	7,700	445,599
Senior Housing Properties	13,100	285,318
Signature Bank*	4,700	315,276
SL Green Realty Corp.	6,600	528,462
Taubman Centers, Inc.	4,300	329,939
Trustmark Corp.	4,900	119,266
UDR, Inc.	18,300	454,206
Waddell & Reed Financial	6,300	206,451
Webster Financial Corp.	5,500	130,350
WR Berkley Corp.	8,200	307,418

INDUSTRIAL - 15.4%
AECOM Technology Corp.*	3,900	82,524
AGCO Corp.*	5,300	251,644
AMETEK, Inc.	17,600	623,920
Aptargroup, Inc.	4,900	253,379
Avnet, Inc.*	10,900	317,081
B/E Aerospace, Inc.*	7,900	332,669
Carlisle Cos., Inc.	2,900	150,568
Clean Harbors, Inc.*	3,600	175,860
Darling International, Inc.*	29,900	546,871
Donaldson Co., Inc.	10,900	378,339
Energizer Holdings, Inc.	6,000	447,660
Esterline Technologies Corp.*	600	33,684
Gardner Denver, Inc.	3,700	223,517
Gentex Corp.	7,200	122,328
Graco, Inc.	4,600	231,288
Granite Construction, Inc.	2,600	74,672
Hubbell, Inc.	4,400	355,256
IDEX Corp.	6,300	263,151
ITT Corp.	6,900	139,035
JB Hunt Transport Services	5,000	260,200
Joy Global, Inc.	7,450	417,647
Kansas City Southern	8,000	606,240
KBR, Inc.	10,900	325,038
Kennametal, Inc.	6,100	226,188
Kirby Corp.*	2,400	132,672
Landstar System, Inc.	3,500	165,480
Lennox International, Inc.	3,800	183,768
Lincoln Electric Holdings, Inc.	6,100	238,205
Mettler-Toledo International*	1,800	307,332
Mine Safety Appliances Co.	2,500	93,175
National Instruments Corp.	6,800	170,884
Packaging Corp of America	7,400	268,620
Pentair Ltd	4,200	186,942
Regal-Beloit Corp.	1,900	133,912
Rock-Tenn Co.	4,000	288,720
Shaw Group, Inc.*	4,900	213,738
Silgan Holdings, Inc.	3,800	165,338
SPX Corp.	3,800	248,558
Tech Data Corp.*	4,800	217,207
Timken Co.	8,200	304,712
Trimble Navigation Ltd*	9,200	438,472

Trinity Industries, Inc.	6,200	185,814
Triumph Group, Inc.	3,600	225,000
URS Corp.	5,700	201,267
UTi Worldwide, Inc.	8,100	109,107
Valmont Industries, Inc.	1,700	223,550
Wabtec Corp.	3,600	289,044
Waste Connections, Inc.	24,000	726,000
Woodward, Inc.	6,900	234,462
Zebra Technologies Corp.*	4,900	183,701

TECHNOLOGY - 8.9%
ACI Worldwide, Inc.*	3,000	126,780
ANSYS, Inc.*	6,800	499,120
Atmel Corp.*	32,500	170,950
Broadridge Financial	12,700	296,291
Cadence Design Systems, Inc.*	20,100	258,587
Cerner Corp.*	5,100	394,680
Compuware Corp.*	16,400	162,196
Cree, Inc.*	8,700	221,894
Cypress Semiconductor	11,100	118,826
Fair Isaac Corp.	2,600	115,076
Informatica Corp.*	11,300	393,805
Jack Henry & Associates, Inc.	6,600	249,810
MICROS Systems, Inc.*	4,300	211,388
MSCI, Inc.*	8,900	318,531
NCR Corp.*	19,100	445,221
NXP Semiconductor*	18,200	455,182
Quest Software, Inc.*	4,400	123,200
Rovi Corp.*	8,200	118,982
Silicon Laboratories, Inc.*	5,500	202,180
Skyworks Solutions, Inc.*	13,900	327,484
SolarWinds, Inc.*	4,000	222,960
Solera Holdings, Inc.	14,100	618,567
Synopsys, Inc.*	13,300	438,834
Teradata Corp.*	6,000	452,460
VeriFone Systems, Inc.*	16,100	448,385

UTILITIES - 3.9%
Alliant Energy Corp.	8,300	360,137
Aqua America, Inc.	13,600	336,736
MDU Resources Group, Inc.	7,500	165,300
National Fuel Gas Co.	8,600	464,744
NV Energy, Inc.	22,300	401,623
OGE Energy Corp.	8,800	488,048
Questar Corp.	17,800	361,874
UGI Corp.	11,100	352,425
Westar Energy, Inc.	12,200	361,852

TOTAL COMMON STOCK - 93.9%
(Cost $65,639,058)		79,171,885

SHORT-TERM INVESTMENTS - 5.2%
Federated Prime Cash Obligations Fund, 0.15% Yield
(Cost $4,396,536)		4,396,536

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $70,035,594)		83,568,421

OTHER ASSETS LESS LIABILITIES - 0.9%		785,662

TOTAL NET ASSETS - 100.0%		$84,354,083

* Securities are non-income producing

ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2012

Common Stock	Shares	Value

BASIC MATERIALS - 1.4%
Air Products & Chemicals	2,000	$165,400
Albemarle Corp.	2,500	131,700
Ashland, Inc.	2,200	157,520
Carpenter Technology Corp.	1,800	94,176
Compass Minerals	900	67,131
Domtar Corp.	400	31,316
Freeport-McMoRan Copper	12,300	486,834
Intrepid Potash, Inc.*	1,400	30,072
NewMarket Corp.	300	73,944
Olin Corp.	2,200	47,806
PPG Industries, Inc.	4,500	516,780
Reliance Steel & Aluminum	2,000	104,700
Royal Gold, Inc.	900	89,847
RPM International, Inc.	3,500	99,890
Valspar Corp.	2,500	140,250

COMMUNICATIONS - 4.8%
AMC Networks, Inc.*	800	34,816
AT&T, Inc.	41,800	1,575,860
Cisco Systems, Inc.	37,500	716,063
Comcast Corp.	30,700	1,097,372
Corning, Inc.	25,600	336,640
Equinix, Inc.*	1,000	206,050
F5 Networks, Inc.*	1,700	177,888
FactSet Research Systems, Inc.	2,000	192,840
John Wiley & Sons, Inc.	1,300	59,735
NetEase, Inc. - ADR*	2,200	123,508
NeuStar, Inc.*	2,700	108,081
Plantronics, Inc.	1,200	42,396
Polycom, Inc.*	5,100	50,235
Rackspace Hosting, Inc.*	2,900	191,661
Scholastic Corp.	1,100	34,958
TIBCO Software, Inc.*	4,500	136,013
Time Warner, Inc.	17,200	779,762
tw telecom, inc.*	4,000	104,360
ValueClick, Inc.*	2,300	39,468
Verizon Communications, Inc.	19,200	874,944
Walt Disney Co.	16,000	836,480

CONSUMER, CYCLICAL - 7.0%
Advance Auto Parts, Inc.	2,000	136,880
Alaska Air Group, Inc.*	2,100	73,626
American Eagle Outfitters	5,700	120,156
Arrow Electronics, Inc.*	3,200	107,872
Ascena Retail Group, Inc.*	3,900	83,655
Bally Technologies, Inc.*	1,200	59,268
Bed Bath & Beyond, Inc.*	3,850	242,550
Brinker International, Inc.	2,200	77,660
Carter's, Inc.*	900	48,456
Cheesecake Factory, Inc.	1,600	57,200
Chico's FAS, Inc.	4,800	86,928
Chipotle Mexican Grill, Inc.*	330	104,788
Cinemark Holdings, Inc.	5,400	121,122
Coinstar, Inc.*	1,900	85,462

Copart, Inc.*	3,000	83,175
Costco Wholesale Corp.	3,700	370,592
CVS Caremark Corp.	13,900	673,038
Dick's Sporting Goods, Inc.	2,100	108,885
Dollar Tree, Inc.*	2,000	96,580
Ezcorp, Inc.*	3,700	84,841
Fastenal Co.	2,850	122,522
First Cash Financial Services*	3,100	142,631
Foot Locker, Inc.	4,200	149,100
Guess? Inc.	1,900	48,298
Hanesbrands, Inc.*	2,800	89,264
Herman Miller, Inc.	1,600	31,104
Home Depot, Inc.	8,600	519,182
HSN, Inc.	2,000	98,100
Johnson Controls, Inc.	11,600	317,840
Kohl's Corp.	8,900	455,858
Life Time Fitness, Inc.*	1,300	59,462
LKQ Corp.*	6,600	121,935
Lowe's Cos., Inc.	5,900	178,416
Mattel, Inc.	5,600	198,632
McDonald's Corp.	8,700	798,225
Mohawk Industries, Inc.*	1,600	128,032
MSC Industrial Direct Co., Inc.	1,800	121,428
NIKE, Inc.	2,900	275,239
NVR, Inc.*	100	84,450
Panera Bread Co.*	800	136,712
PetSmart, Inc.	2,600	179,348
Polaris Industries, Inc.	1,600	129,392
PVH Corp.	1,900	178,068
Target Corp.	17,700	1,123,419
Tempur-Pedic International*	1,700	50,813
Thor Industries, Inc.	1,400	50,848
TJX Cos., Inc.	11,400	510,606
Toll Brothers, Inc.*	1,500	49,845
Tractor Supply Co.	3,700	365,893
TRW Automotive Holdings*	4,500	196,695
Under Armour, Inc.*	2,000	111,660
Walgreen Co.	10,200	371,688
Wal-Mart Stores, Inc.	11,600	856,080
Williams-Sonoma, Inc.	2,900	127,513
World Fuel Services Corp.	6,150	219,002

CONSUMER, NON-CYCLICAL - 12.4%
Aaron's, Inc.	3,300	91,773
Aetna, Inc.	12,500	495,000
Alliance Data Systems Corp.*	1,600	227,120
AMERIGROUP Corp.*	1,400	128,002
AmerisourceBergen Corp.	12,400	480,004
Amgen, Inc.	4,400	370,876
Automatic Data Processing	5,800	340,228
Becton Dickinson and Co.	4,300	337,808
Cardinal Health, Inc.	12,300	479,331
Catamaran Corp.*	1,354	132,651
Charles River Laboratories*	2,300	91,080
Church & Dwight Co., Inc.	6,050	326,640
Coca-Cola Co.	25,000	948,250
Community Health Systems*	3,200	93,248
Cooper Cos., Inc.	1,300	122,798
Corporate Executive Board	900	48,267
Corrections Corp.	2,700	90,315
Covance, Inc.*	1,600	74,704

Covidien PLC	10,700	635,794
Edwards Lifesciences Corp.*	2,200	236,214
Eli Lilly & Co.	7,300	346,093
Endo Health Solutions, Inc.*	12,900	409,188
Flowers Foods, Inc.	3,000	60,540
Gartner, Inc.*	3,200	147,488
General Mills, Inc.	12,200	486,170
Global Payments, Inc.	2,300	96,209
Green Mountain Coffee*	3,600	85,465
Health Management Assoc.*	9,500	79,705
Henry Schein, Inc.*	2,500	198,050
Herbalife Ltd	3,850	182,490
Hill-Rom Holdings, Inc.	1,700	49,402
Hillshire Brands Co.	2,100	56,238
HMS Holdings Corp.*	1,500	50,085
Hologic, Inc.*	7,400	149,628
IDEXX Laboratories, Inc.*	1,200	119,220
Ingredion, Inc.	5,200	286,832
ITT Educational Services, Inc.*	600	19,338
JM Smucker Co.	1,050	90,647
Johnson & Johnson	22,000	1,516,020
Kimberly-Clark Corp.	5,900	506,102
Masimo Corp.*	1,800	43,524
Matthews International	800	23,856
MEDNAX, Inc.*	900	67,005
Medtronic, Inc.	16,600	715,792
Merck & Co., Inc.	16,500	744,068
Mondelez International, Inc.*	11,800	487,930
Mylan, Inc.*	10,500	255,903
Omnicare, Inc.	3,300	112,101
PepsiCo., Inc.	11,300	799,701
Perrigo Co.	1,700	197,489
Pfizer, Inc.	36,500	907,025
Procter & Gamble Co.	10,800	749,088
Ralcorp Holdings, Inc.*	900	65,700
Regeneron Pharmaceuticals*	1,500	228,990
Rent-A-Center, Inc.	2,700	94,608
ResMed, Inc.	3,100	125,457
Reynolds American, Inc.	12,300	533,082
Rollins, Inc.	1,900	44,441
Scotts Miracle-Gro Co.	1,300	56,511
SEI Investments Co.	5,700	122,208
Service Corp International	6,000	80,760
Smithfield Foods, Inc.*	4,300	84,495
Strayer Education, Inc.*	300	19,305
Stryker Corp.	4,700	261,602
Techne Corp.	600	43,164
Teva Pharmaceutical - ADR	12,000	496,920
Thoratec Corp.*	1,700	58,820
Towers Watson & Co.	800	42,440
Tupperware Brands Corp.	4,450	238,476
United Rentals, Inc.*	3,400	111,214
United Therapeutics Corp.*	1,600	89,408
UnitedHealth Group, Inc.	14,000	775,740
Universal Corp.	700	35,644
Universal Health Services	3,800	173,774
Valassis Communications*	1,600	39,504
Vertex Pharmaceuticals, Inc.*	4,400	245,916
Western Union Co.	9,700	176,734
WEX, Inc.*	2,450	170,814

ENERGY - 5.8%
Apache Corp.	5,500	475,585
Atwood Oceanics, Inc.*	1,600	72,720
Baker Hughes, Inc.	7,900	357,317
Chevron Corp.	14,900	1,736,744
Cimarex Energy Co.	2,400	140,520
Devon Energy Corp.	5,400	326,700
Dresser-Rand Group, Inc.*	2,100	115,731
Dril-Quip, Inc.*	900	64,692
Energen Corp.	2,100	110,061
Exxon Mobil Corp.	20,900	1,911,305
Helmerich & Payne, Inc.	3,900	185,679
HollyFrontier Corp.	5,800	239,366
Marathon Oil Corp.	17,500	517,475
Marathon Petroleum Corp.	7,900	431,261
National Oilwell Varco, Inc.	14,900	1,193,639
Northern Oil and Gas, Inc.*	1,800	30,582
Oceaneering International	3,500	193,375
Oil States International, Inc.*	3,400	270,164
Peabody Energy Corp.	18,300	407,907
Plains Exploration*	3,600	134,892
SM Energy Co.	1,700	91,987
Superior Energy Services, Inc.*	4,600	94,392
Unit Corp.*	1,600	66,400
Valero Energy Corp.	10,000	316,800

FINANCIAL - 9.7%
ACE Ltd	9,200	695,520
Affiliated Managers Group*	1,400	172,200
Aflac, Inc.	13,600	651,168
Alexandria Real Estate	1,700	124,984
Allstate Corp.	10,000	396,100
American Campus	2,600	114,088
American Express Co.	16,700	949,562
American Financial Group	2,100	79,590
Arthur J Gallagher & Co.	4,800	171,936
Associated Banc-Corp.	4,900	64,484
BancorpSouth, Inc.	2,300	33,902
Bank of New York Mellon	30,000	678,600
BlackRock, Inc.	3,200	570,560
BRE Properties, Inc.	2,100	98,469
Brown & Brown, Inc.	3,300	86,031
Camden Property Trust	2,300	148,327
Capital One Financial Corp.	6,600	376,266
CBOE Holdings, Inc.	2,500	73,500
City National Corp.	1,300	66,963
Commerce Bancshares, Inc.	2,200	88,726
Cullen/Frost Bankers, Inc.	1,700	97,631
Duke Realty Corp.	7,500	110,250
East West Bancorp, Inc.	4,300	90,816
Eaton Vance Corp.	3,100	89,776
Essex Property Trust, Inc.	1,000	148,240
Everest Re Group Ltd	1,400	149,744
Federal Realty Investment	1,700	179,010
Fidelity National Financial	6,400	136,896
First American Financial	3,100	67,177
First Niagara Financial Group.	9,800	79,086
Franklin Resources, Inc.	5,600	700,392
Fulton Financial Corp.	5,800	57,130
Hancock Holding Co.	2,500	77,450
HCC Insurance Holdings, Inc.	2,800	94,892

Jones Lang LaSalle, Inc.	1,900	145,065
Liberty Property Trust	3,400	123,216
Macerich Co.	3,700	211,751
New York Comm. Bancorp*	12,300	174,168
Northern Trust Corp.	10,800	501,282
NYSE Euronext	14,500	357,425
PNC Financial Services Group	8,000	504,800
Prosperity Bancshares, Inc.	1,300	55,406
Raymond James Financial	3,000	109,950
Rayonier, Inc.	3,400	166,634
Realty Income Corp.	3,700	151,293
Reinsurance Group of America	2,900	167,823
Senior Housing Properties	5,000	108,900
Signature Bank*	1,900	127,452
SL Green Realty Corp.	2,500	200,175
Taubman Centers, Inc.	1,600	122,768
Toronto-Dominion Bank	8,200	683,388
Travelers Cos., Inc.	10,400	709,904
Trustmark Corp.	1,900	46,246
UDR, Inc.	7,000	173,740
US Bancorp	21,700	744,310
Visa, Inc.	5,900	792,252
Waddell & Reed Financial	2,500	81,925
Webster Financial Corp.	2,100	49,770
Wells Fargo & Co.	38,900	1,343,217
WR Berkley Corp.	3,100	116,219

INDUSTRIAL - 7.6%
3M Co.	3,900	360,438
AECOM Technology Corp.*	1,500	31,740
AGCO Corp.*	2,000	94,960
AMETEK, Inc.	6,450	228,653
Aptargroup, Inc.	1,800	93,078
Avnet, Inc.*	4,100	119,269
B/E Aerospace, Inc.*	2,800	117,908
Carlisle Cos., Inc.	1,100	57,112
Caterpillar, Inc.	12,800	1,101,312
Clean Harbors, Inc.*	1,300	63,505
CSX Corp.	22,700	471,025
Cummins, Inc.	4,500	414,945
Danaher Corp.	10,000	551,500
Darling International, Inc.*	11,100	203,019
Donaldson Co., Inc.	4,300	149,253
Emerson Electric Co.	6,700	323,409
Energizer Holdings, Inc.	2,300	171,603
Esterline Technologies Corp.*	200	11,228
FedEx Corp.	3,500	296,170
Gardner Denver, Inc.	1,400	84,574
General Dynamics Corp.	4,800	317,376
General Electric Co.	64,000	1,453,440
Gentex Corp.	2,800	47,572
Graco, Inc.	1,600	80,448
Granite Construction, Inc.	1,000	28,720
Hubbell, Inc.	1,700	137,258
IDEX Corp.	2,400	100,248
Illinois Tool Works, Inc.	9,500	564,965
ITT Corp.	2,700	54,405
JB Hunt Transport Services	1,900	98,876
Joy Global, Inc.	2,800	156,968
Kansas City Southern	3,100	234,918
KBR, Inc.	4,000	119,280

Kennametal, Inc.	2,200	81,576
Kirby Corp.*	900	49,752
Landstar System, Inc.	1,400	66,192
Lennox International, Inc.	1,500	72,540
Lincoln Electric Holdings, Inc.	2,300	89,815
Mettler-Toledo International*	700	119,518
Mine Safety Appliances Co.	900	33,543
National Instruments Corp.	2,700	67,851
Packaging Corp of America	2,800	101,640
Pentair Ltd	1,600	71,216
Raytheon Co.	8,600	491,576
Regal-Beloit Corp.	700	49,336
Rock-Tenn Co.	1,500	108,270
Shaw Group, Inc.*	1,900	82,878
Silgan Holdings, Inc.	1,400	60,914
SPX Corp.	1,500	98,115
Tech Data Corp.*	1,800	81,453
Timken Co.	3,200	118,912
Trimble Navigation Ltd*	3,500	166,810
Trinity Industries, Inc.	2,200	65,934
Triumph Group, Inc.	1,400	87,500
United Parcel Service, Inc.	5,300	379,321
United Technologies Corp.	8,500	665,465
URS Corp.	2,200	77,682
UTi Worldwide, Inc.	3,000	40,410
Valmont Industries, Inc.	600	78,900
Wabtec Corp.	1,400	112,406
Waste Connections, Inc.	8,900	269,225
Woodward, Inc.	2,700	91,746
Zebra Technologies Corp.*	1,900	71,231

TECHNOLOGY - 6.8%
Accenture PLC	5,800	406,174
ACI Worldwide, Inc.*	1,100	46,486
ANSYS, Inc.*	2,600	190,840
Apple, Inc.	2,850	1,901,249
Atmel Corp.*	12,200	64,172
Broadridge Financial	5,100	118,983
Cadence Design Systems, Inc.*	7,400	95,201
Cerner Corp.*	2,000	154,777
Compuware Corp.*	6,300	62,307
Cree, Inc.*	3,300	84,167
Cypress Semiconductor	4,300	46,032
Fair Isaac Corp.	1,000	44,260
Fidelity National	6,400	199,808
Informatica Corp.*	4,200	146,370
Intel Corp.	42,800	969,634
International Business Mach.	7,450	1,545,503
Jack Henry & Associates, Inc.	2,300	87,055
MICROS Systems, Inc.*	1,700	83,572
Microsoft Corp.	38,400	1,142,784
MSCI, Inc.*	3,300	118,107
NCR Corp.*	7,400	172,494
NXP Semiconductor*	6,700	167,567
Oracle Corp.	28,000	880,880
QUALCOMM, Inc.	14,700	918,309
Quest Software, Inc.*	1,600	44,800
Rovi Corp.*	2,900	42,079
Silicon Laboratories, Inc.*	2,100	77,196
Skyworks Solutions, Inc.*	5,300	124,868
SolarWinds, Inc.*	1,500	83,610

Solera Holdings, Inc.	5,250	230,318
Synopsys, Inc.*	5,100	168,275
Teradata Corp.*	2,300	173,443
Texas Instruments, Inc.	16,100	443,636
VeriFone Systems, Inc.*	5,800	161,530

UTILITIES - 2.2%
Alliant Energy Corp.	3,100	134,509
American Electric Power Co.	12,800	562,432
Aqua America, Inc.	5,200	128,752
Exelon Corp.	11,800	419,844
MDU Resources Group, Inc.	2,900	63,916
National Fuel Gas Co.	3,300	178,332
NextEra Energy, Inc.	9,600	675,168
NV Energy, Inc.	8,100	145,881
OGE Energy Corp.	3,400	188,564
PPL Corp.	21,500	624,575
Questar Corp.	6,300	128,079
UGI Corp.	4,100	130,175
Westar Energy, Inc.	4,400	130,504

TOTAL COMMON STOCK - 57.7%
(Cost $78,285,081)		$93,752,702

* Securities are non-income producing

ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2012

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.1%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,858,562

COMMUNICATIONS - 3.9%
Comcast Corp.	5.650	6/15/2035	1,500,000	1,756,389
DIRECTV Holdings LLC	3.800	3/15/2022	1,000,000	1,029,064
Michigan Bell Telephone Co.	7.850	1/15/2022	2,000,000	2,705,768
Verizon New Jersey, Inc.	8.000	6/1/2022	650,000	872,929

CONSUMER, NON-CYCLICAL - 5.6%
Amgen, Inc.	3.625	5/15/2022	1,000,000	1,054,306
Clorox Co.	3.050	9/15/2022	500,000	509,833
Express Scripts Holding Co.*	4.750	11/15/2021	1,000,000	1,157,046
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,146,687
Kellogg Co.	3.125	5/17/2022	1,000,000	1,052,528
Roche Holdings, Inc.*	6.000	3/1/2019	2,500,000	3,138,728
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,085,937

ENERGY - 3.6%
Kinder Morgan Energy Partners	6.850	2/15/2020	1,000,000	1,255,960
ONEOK, Inc.	4.250	2/1/2022	1,000,000	1,085,155
Phillips 66*	4.300	4/1/2022	1,000,000	1,094,856
Shell International Finance	4.300	9/22/2019	1,000,000	1,168,264
TransCanada PipeLines Ltd	7.125	1/15/2019	1,000,000	1,282,286

FINANCIAL - 4.9%
Berkshire Hathaway, Inc.	3.400	1/31/2022	1,000,000	1,068,666
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,116,761
MetLife, Inc.	4.750	2/8/2021	1,000,000	1,158,980
Nationsbank Corp.	10.200	7/15/2015	1,250,000	1,453,581
Northern Trust Corp.	2.375	8/2/2022	1,000,000	998,938
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,071,749
Toyota Motor Credit Corp.	3.300	1/12/2022	1,000,000	1,084,205

INDUSTRIAL - 2.4%
Burlington Northern Santa Fe	5.750	3/15/2018	1,000,000	1,220,315
Clark Equipment Co.	8.000	5/1/2023	500,000	628,294
Lockheed Martin Corp.	3.350	9/15/2021	1,000,000	1,056,503
URS Corp.*	5.000	4/1/2022	1,000,000	1,027,085

MORTGAGE SECURITIES - 9.5%
Fannie Mae Pool	7.000	4/1/2033	352,497	421,568
Fannie Mae Pool	6.000	10/1/2036	705,197	780,517
Freddie Mac Gold Pool	6.500	6/1/2024	249,971	286,340
Freddie Mac Gold Pool	7.000	10/1/2031	467,250	558,602
Freddie Mac Gold Pool	6.500	2/1/2032	480,791	548,355
Freddie Mac Gold Pool	6.500	8/1/2032	265,377	307,084
Freddie Mac Gold Pool	6.500	12/1/2032	486,099	555,878
Freddie Mac Gold Pool	6.500	4/1/2033	206,087	236,095
Freddie Mac Gold Pool	5.500	3/1/2034	694,986	767,715
Freddie Mac Gold Pool	5.500	6/1/2035	778,006	853,688
Freddie Mac Gold Pool	5.000	7/1/2035	932,622	1,015,267
Freddie Mac Gold Pool	5.000	9/1/2035	520,190	566,287
Freddie Mac Gold Pool	5.500	11/1/2035	873,845	957,757

Freddie Mac Gold Pool	6.000	2/1/2036	742,211	820,268
Freddie Mac Gold Pool	5.000	1/1/2037	692,851	754,249
Freddie Mac Gold Pool	6.000	5/1/2037	632,475	695,285
Freddie Mac Gold Pool	6.000	8/1/2037	487,316	535,710
Freddie Mac Gold Pool	5.500	1/1/2038	749,758	819,177
Freddie Mac Gold Pool	5.500	5/1/2038	954,791	1,040,509
Freddie Mac Gold Pool	5.500	1/1/2039	890,277	977,993
Freddie Mac Gold Pool	6.000	9/1/2039	1,477,949	1,642,272
MASTR Asset Securitization	6.250	5/25/2036	232,660	180,801

UTILITIES - 6.6%
Commonwealth Edison Co.	5.800	3/15/2018	1,000,000	1,226,444
Consumers Energy Co.	6.700	9/15/2019	2,000,000	2,601,490
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	1,006,330
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,108,259
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,230,440
Michigan Consolidated Gas Co.	8.250	5/1/2014	1,050,000	1,166,391
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,258,785
United Utilities PLC	5.375	2/1/2019	1,000,000	1,097,399

TOTAL FIXED-INCOME SECURITIES - 37.6%
(Cost $56,960,895)				61,156,328

SHORT-TERM INVESTMENTS - 3.4%
Federated Prime Cash Obligations Fund, 0.15% Yield
(Cost $5,414,046)				5,414,046

TOTAL INVESTMENTS IN SECURITIES - 98.7%
(Cost $140,660,022)				160,323,076

OTHER ASSETS LESS LIABILITIES - 1.3%				2,181,084

TOTAL NET ASSETS - 100.0%				$162,504,160

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2012, the aggregate market value of these securities amounted to $7,503,652 or 4.62% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2012

Fixed Income Securities, Common Stock			Shares/Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 3.9%
ArcelorMittal	6.750	2/25/2022	3,000,000	$2,954,916
Barrick Gold Corp.	6.950	4/1/2019	2,500,000	3,097,603
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	2,852,065
Steel Dynamics, Inc.	6.750	4/1/2015	1,025,000	1,040,375

COMMUNICATIONS - 10.5%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,347,246
Comcast Corp.	5.650	6/15/2035	2,500,000	2,927,315
Cricket Communications, Inc.	7.750	5/15/2016	3,000,000	3,165,000
DIRECTV Holdings LLC	3.800	3/15/2022	2,000,000	2,058,128
GTE Corp.	8.750	11/1/2021	1,500,000	2,138,597
Michigan Bell Telephone Co.	7.850	1/15/2022	3,000,000	4,058,652
News America, Inc.	8.500	2/23/2025	2,300,000	3,098,737
TW, Inc.	9.150	2/1/2023	2,000,000	2,864,878
Verizon New Jersey, Inc.	8.000	6/1/2022	1,000,000	1,342,967
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	3,150,000

CONSUMER, CYCLICAL - 1.0%
Wynn Las Vegas LLC*	5.375	3/15/2022	2,500,000	2,537,500

CONSUMER, NON-CYCLICAL - 12.3%
Amgen, Inc.	3.625	5/15/2022	2,000,000	2,108,612
Apria Healthcare Group, Inc.	11.250	11/1/2014	3,000,000	3,075,000
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	2,052,552
Celgene Corp.	3.250	8/15/2022	3,000,000	3,028,485
Express Scripts Holding Co.*	4.750	11/15/2021	3,000,000	3,471,138
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,440,061
Kellogg Co.	3.125	5/17/2022	2,000,000	2,105,056
Roche Holdings, Inc.*	6.000	3/1/2019	3,000,000	3,766,473
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,171,874
UnitedHealth Group, Inc.	5.800	3/15/2036	3,000,000	3,627,384
WellPoint, Inc.	3.125	5/15/2022	3,000,000	2,994,486

ENERGY - 10.5%
Husky Energy, Inc.	6.200	9/15/2017	2,575,000	3,047,307
Kinder Morgan Energy Partners	6.850	2/15/2020	2,000,000	2,511,920
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,307,870
ONEOK, Inc.	4.250	2/1/2022	2,625,000	2,848,532
Peabody Energy Corp.*	6.000	11/15/2018	2,000,000	2,000,000
Phillips 66*	4.300	4/1/2022	2,000,000	2,189,712
Shell International Finance	4.300	9/22/2019	3,000,000	3,504,792
Total Capital	4.450	6/24/2020	3,000,000	3,483,300
TransCanada PipeLines Ltd	7.125	1/15/2019	2,000,000	2,564,572
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,727,986

FINANCIAL - 12.4%
Bank of America Corp.	7.750	8/15/2015	1,160,000	1,304,493
Berkshire Hathaway, Inc.	3.400	1/31/2022	2,000,000	2,137,332
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,118,094
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,552,983
General Electric Capital Corp.	4.625	1/7/2021	3,000,000	3,350,283
Icahn Enterprises LP	7.750	1/15/2016	3,000,000	3,127,500
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	2,027,788

MetLife, Inc.	4.750	2/8/2021	3,000,000	3,476,940
National Rural Utilities	3.050	2/15/2022	2,000,000	2,115,846
Nationsbank Corp.	10.200	7/15/2015	2,000,000	2,325,730
Northern Trust Corp.	2.375	8/2/2022	1,000,000	998,938
PNC Funding Corp.	3.300	3/8/2022	3,000,000	3,215,247
Toyota Motor Credit Corp.	3.300	1/12/2022	3,000,000	3,252,615

GOVERNMENT - 0.9%
Province of Ontario Canada	4.400	4/14/2020	2,000,000	2,372,778

INDUSTRIAL - 4.0%
Case New Holland, Inc.	7.875	12/1/2017	2,500,000	2,931,250
Clark Equipment Co.	8.000	5/1/2023	500,000	628,294
FedEx Corp.	3.875	8/1/2042	1,500,000	1,468,461
Lockheed Martin Corp.	3.350	9/15/2021	2,000,000	2,113,006
URS Corp.*	5.000	4/1/2022	3,000,000	3,081,255

MORTGAGE SECURITIES - 27.1%
Fannie Mae Pool	7.000	2/1/2032	643,256	761,415
Fannie Mae Pool	7.000	3/1/2032	692,953	830,044
Fannie Mae Pool	7.000	4/1/2033	551,341	659,375
Fannie Mae Pool	6.000	10/1/2036	1,912,391	2,116,649
Fannie Mae Pool	6.000	7/1/2037	2,079,407	2,301,504
Freddie Mac Gold Pool	6.500	6/1/2024	583,266	668,127
Freddie Mac Gold Pool	7.000	10/1/2031	797,400	953,300
Freddie Mac Gold Pool	6.500	2/1/2032	770,018	878,226
Freddie Mac Gold Pool	7.000	5/1/2032	1,086,437	1,256,952
Freddie Mac Gold Pool	6.500	8/1/2032	353,836	409,445
Freddie Mac Gold Pool	6.500	4/1/2033	618,262	708,285
Freddie Mac Gold Pool	7.000	9/1/2033	212,474	245,454
Freddie Mac Gold Pool	5.500	3/1/2034	2,084,958	2,303,145
Freddie Mac Gold Pool	5.500	4/1/2034	2,336,961	2,567,214
Freddie Mac Gold Pool	5.000	6/1/2034	983,817	1,076,533
Freddie Mac Gold Pool	5.500	12/1/2034	2,258,666	2,478,382
Freddie Mac Gold Pool	5.500	1/1/2035	1,744,898	1,914,636
Freddie Mac Gold Pool	5.500	6/1/2035	3,092,575	3,393,411
Freddie Mac Gold Pool	5.000	7/1/2035	2,774,550	3,020,420
Freddie Mac Gold Pool	5.000	8/1/2035	1,944,111	2,134,009
Freddie Mac Gold Pool	5.000	9/1/2035	2,080,760	2,265,149
Freddie Mac Gold Pool	5.000	10/1/2035	2,115,489	2,302,955
Freddie Mac Gold Pool	5.000	11/1/2035	1,355,222	1,475,317
Freddie Mac Gold Pool	5.500	11/1/2035	2,621,534	2,873,271
Freddie Mac Gold Pool	6.000	2/1/2036	2,041,081	2,255,737
Freddie Mac Gold Pool	6.000	7/1/2036	1,697,775	1,869,031
Freddie Mac Gold Pool	5.000	1/1/2037	2,078,553	2,262,747
Freddie Mac Gold Pool	6.000	5/1/2037	1,897,425	2,085,855
Freddie Mac Gold Pool	6.000	8/1/2037	1,895,703	2,083,961
Freddie Mac Gold Pool	5.500	12/1/2037	951,095	1,042,723
Freddie Mac Gold Pool	5.500	1/1/2038	1,999,354	2,184,473
Freddie Mac Gold Pool	5.500	5/1/2038	3,512,281	3,827,602
Freddie Mac Gold Pool	5.500	5/1/2038	2,914,101	3,175,720
Freddie Mac Gold Pool	6.500	10/1/2038	1,347,572	1,529,923
Freddie Mac Gold Pool	5.500	1/1/2039	2,670,830	2,933,978
Freddie Mac Gold Pool	5.000	5/1/2039	1,864,451	2,025,884
Freddie Mac Gold Pool	6.000	9/1/2039	3,019,409	3,355,116

UTILITIES - 8.8%
Calpine Corp.*	7.500	2/15/2021	2,000,000	2,160,000
Commonwealth Edison Co.	6.150	9/15/2017	2,155,000	2,641,478
Consumers Energy Co.	6.700	9/15/2019	3,000,000	3,902,235
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,871,905
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,164,611

Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,460,880
Progress Energy, Inc.	3.150	4/1/2022	3,000,000	3,055,104
South Carolina Electric & Gas	4.350	2/1/2042	1,000,000	1,075,242
United Utilities PLC	5.375	2/1/2019	3,000,000	3,292,197

TOTAL FIXED-INCOME SECURITIES - 91.4%
(Cost $223,466,323)				236,109,540

COMMON STOCK

COMMUNICATIONS - 0.6%
AT&T, Inc.			38,500	1,451,450

CONSUMER, NON-CYCLICAL - 3.8%
Altria Group, Inc.			40,800	1,362,312
Johnson & Johnson			21,000	1,447,110
Kimberly-Clark Corp.			16,500	1,415,370
Merck & Co., Inc.			35,000	1,578,325
Mondelez International, Inc.^			34,000	1,405,900
PepsiCo., Inc.			19,100	1,351,707
Procter & Gamble Co.			21,000	1,456,560

ENERGY - 0.6%
Exxon Mobil Corp.			16,303	1,490,909

TOTAL COMMON STOCK - 5.0%
(Cost $10,226,486)				12,959,643

SHORT-TERM INVESTMENTS - 1.8%
Federated Prime Cash Obligations Fund, 0.15% Yield
(Cost $4,498,020)				4,498,020

TOTAL INVESTMENTS IN SECURITIES - 98.2%
(Cost $238,190,829)				253,567,203

OTHER ASSETS LESS LIABILITIES - 1.8%				4,686,274

TOTAL NET ASSETS - 100.0%				$258,253,477

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2012, the aggregate market value of these securities amounted to $23,930,935 or 9.27% of net assets.

^ Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2012

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.0%
Freeport-McMoRan Copper	8,374	$331,443

COMMUNICATIONS - 14.4%
Cisco Systems, Inc.	17,716	338,287
Google, Inc.*	269	202,961
Liberty Media Corp.*	2,949	306,932
Symantec Corp.*	19,955	358,691
Vodafone Group PLC - ADR	14,165	403,703

CONSUMER, CYCLICAL - 7.5%
CVS Caremark Corp.	4,950	239,679
Lear Corp.	6,190	233,920
Visteon Corp.*	4,368	194,201
Wal-Mart Stores, Inc.	2,299	169,666

CONSUMER, NON-CYCLICAL - 19.6%
Aetna, Inc.	5,010	198,396
Altria Group, Inc.	6,202	207,085
Amgen, Inc.	2,854	240,564
Bristol-Myers Squibb Co.	5,899	199,091
Eli Lilly & Co.	5,038	238,852
Forest Laboratories, Inc.*	6,685	238,053
Gilead Sciences, Inc.*	2,560	169,805
Johnson & Johnson	5,057	348,478
Pfizer, Inc.	14,520	360,822

ENERGY - 14.1%
Apache Corp.	3,131	270,738
Chevron Corp.	3,073	358,189
ConocoPhillips	5,000	285,900
Devon Energy Corp.	3,739	226,210
Occidental Petroleum Corp.	2,626	225,994
Phillips 66	4,537	210,381

FINANCIAL - 17.1%
Bank of America Corp.	26,825	236,865
Berkshire Hathaway, Inc.*	3,955	348,831
Capital One Financial Corp.	6,566	374,328
Citigroup, Inc.	7,266	237,744
JPMorgan Chase & Co.	10,810	437,589
Loews Corp.	7,026	289,893

INDUSTRIAL - 5.9%
Fluor Corp.	4,390	247,069
L-3 Communications	3,518	252,276
Northrop Grumman Corp.	2,369	157,373

TECHNOLOGY - 15.5%
Dell, Inc.	22,197	218,751
EMC Corp.*	15,461	421,621
Intel Corp.	7,305	165,495
Marvell Technology Group	22,445	205,484
Microsoft Corp.	10,115	301,022
NVIDIA Corp.	16,585	221,244
Oracle Corp.	6,971	219,308

TOTAL COMMON STOCK - 97.1%
(Cost $10,025,468)		10,892,929

SHORT-TERM INVESTMENTS - 2.8%
Federated Prime Cash Obligations Fund, 0.15% Yield
(Cost $312,636)		312,636

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $10,338,104)		11,205,565

OTHER ASSETS LESS LIABILITIES - 0.1%		8,264

TOTAL NET ASSETS - 100.0%		$11,213,829

* Securities are non-income producing

ADR - American Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

    Level 1 – quoted prices in active markets for identical securities

    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$79,171,885	$93,752,702	$12,959,643	$10,892,929
Short-term Investments	4,396,536	5,414,046	4,498,020	312,636

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	61,156,328	236,109,540	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$83,568,421	$160,323,076	$253,567,203	$11,205,565

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended September 30, 2012.

There were no transfers between levels of the fair value hierarchy during the three month period ended September 30, 2012.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At September 30, 2012, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$16,079,673	$21,518,095	$15,946,155	$1,408,826
Unrealized Depreciation	(2,546,846)	(1,855,041)	(569,781)	(541,365)
Net Unrealized Appreciation/(Depreciation)	$13,532,827	$19,663,054	$15,376,374	$867,461

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 27, 2012

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  November 27, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)